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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2000

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Kenneth P. Pearlman
Address:   c/o The Millburn Corporation
           1270 Avenue of the Americas
           New York, New York  10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman             New York, New York        February 12, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $99,121
                                            (thousands)

List of Other Included Managers:            None

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                                                FORM 13F INFORMATION TABLE

            COLUMN 1                     COLUMN 2           COLUMN 3       COLUMN 4             COLUMN 5              COLUMN 6
            --------                     --------           --------       --------     -----------------------      ----------
                                                                             VALUE      SHRS OR      SH/ PUT/        INVESTMENT
         NAME OF ISSUER               TITLE OF CLASS          CUSIP        (X$1000)     PRN AMT      PRN CALL        DISCRETION
         --------------               --------------          -----        --------     -----------------------      ----------
ALLTEL CORP                                COM              020039103          937       15,000        SH                Sole
AMERICAN AXLE & MFG HLDGS INC              COM              024061103        2,317      291,900        SH                Sole
AMERICAN EAGLE OUTFITTERS NEW              COM              02553E106        7,875      186,400        SH                Sole
BEST BUY INC                               COM              086516101          591       20,000        SH                Sole
BOYDS COLLECTION LTD                       COM              103354106        1,425      153,000        SH                Sole
C H ROBINSON WORLDWIDE INC                 COM              12541W100            6          200        SH                Sole
CIRCUIT CITY STORE INC                CRCT CITY GRP         172737108        1,553      135,000        SH                Sole
ETHAN ALLEN INTERIORS INC                  COM              297602104        1,754       52,350        SH                Sole
EXTENDED STAY AMER INC                     COM              30224P101        1,091       84,887        SH                Sole
FEDEX CORP                                 COM              31428X106        1,199       30,000        SH                Sole
GOOD GUYS INC                              COM              382091106        1,200      400,000        SH                Sole
HEALTH NET INC                             COM              42222G108        1,571       60,000        SH                Sole
HEARTLAND EXPRESS INC                      COM              422347104          395       17,325        SH                Sole
KENDLE INTERNATIONAL INC                   COM              48880L107          944       95,000        SH                Sole
KNIGHT TRANSN INC                          COM              499064103        1,790       93,000        SH                Sole
KOHLS CORP                                 COM              500255104       16,104      264,000        SH                Sole
LOWES COS INC                              COM              548661107        1,869       42,000        SH                Sole
MAXIM INTEGRATED PRODS INC                 COM              57772K101        5,384      112,600        SH                Sole
MAZEL STORES INC                           COM              578792103          307      106,800        SH                Sole
MEDTRONIC INC                              COM              585055106        6,569      108,800        SH                Sole
NEXTEL COMMUNICATIONS INC                  CL A             65332V103        3,346      135,200        SH                Sole
O CHARLEYS INC                             COM              670823103          561       31,500        SH                Sole

                                              FORM 13F INFORMATION TABLE

                                          COLUMN 7            COLUMN 8
                                          --------            --------
                                           OTHER          VOTING AUTHORITY
                                          MANAGERS      SOLE     SHARED  NONE
                                          --------      ---------------------
ALLTEL CORP                                  N/A         15,000
AMERICAN AXLE & MFG HLDGS INC                N/A        291,900
AMERICAN EAGLE OUTFITTERS NEW                N/A        186,400
BEST BUY INC                                 N/A         20,000
BOYDS COLLECTION LTD                         N/A        153,000
C H ROBINSON WORLDWIDE INC                   N/A            200
CIRCUIT CITY STORE INC                       N/A        135,000
ETHAN ALLEN INTERIORS INC                    N/A         52,350
EXTENDED STAY AMER INC                       N/A         84,887
FEDEX CORP                                   N/A         30,000
GOOD GUYS INC                                N/A        400,000
HEALTH NET INC                               N/A         60,000
HEARTLAND EXPRESS INC                        N/A         17,325
KENDLE INTERNATIONAL INC                     N/A         95,000
KNIGHT TRANSN INC                            N/A         93,000
KOHLS CORP                                   N/A        264,000
LOWES COS INC                                N/A         42,000
MAXIM INTEGRATED PRODS INC                   N/A        112,600
MAZEL STORES INC                             N/A        106,800
MEDTRONIC INC                                N/A        108,800
NEXTEL COMMUNICATIONS INC                    N/A        135,200
O CHARLEYS INC                               N/A         31,500

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

OUTBACK STEAKHOUSE INC                     COM              689899102        2,588      100,000         SH              Sole
PINNACLE HLDGS INC                         COM              72346N101          906      100,000         SH              Sole
PROFESSIONAL STAFF PLC                SPONSORED ADR         74315R105          945      171,900         SH              Sole
RARE HOSPITALITY INTL INC                  COM              753820109        4,920      220,500         SH              Sole
RYANAIR HLDGS PLC                     SPONSORED ADR         783513104        3,675       66,000         SH              Sole
SCIENTIFIC ATLANTA INC                     COM              808655104        1,303       40,000         SH              Sole
SHAW GROUP INC                             COM              820280105        4,500       90,000         SH              Sole
SKYWEST INC                                COM              830879102          288       10,000         SH              Sole
SOUTHWEST AIRLINES INC                     COM              844741108        1,844       55,000         SH              Sole
STAPLES INC                                COM              855030102        5,293      448,097         SH              Sole
SUBURBAN LODGES OF AMERICA INC             COM              864444104        1,021      179,600         SH              Sole
SUPERTEX INC                               COM              868532102          864       43,700         SH              Sole
TARGET CORP                                COM              87612E106        1,935       60,000         SH              Sole
TWEETER HOME ENTMT GROUP INC               COM              901167106        5,119      420,000         SH              Sole
VOICESTREAM WIRELESS CORP                  COM              928615103        5,132       51,000         SH              Sole


OUTBACK STEAKHOUSE INC                N/A       100,000
PINNACLE HLDGS INC                    N/A       100,000
PROFESSIONAL STAFF PLC                N/A       171,900
RARE HOSPITALITY INTL INC             N/A       220,500
RYANAIR HLDGS PLC                     N/A        66,000
SCIENTIFIC ATLANTA INC                N/A        40,000
SHAW GROUP INC                        N/A        90,000
SKYWEST INC                           N/A        10,000
SOUTHWEST AIRLINES INC                N/A        55,000
STAPLES INC                           N/A       448,097
SUBURBAN LODGES OF AMERICA INC        N/A       179,600
SUPERTEX INC                          N/A        43,700
TARGET CORP                           N/A        60,000
TWEETER HOME ENTMT GROUP INC          N/A       420,000

VOICESTREAM WIRELESS CORP             N/A        51,000
                           TOTAL                 99,121